SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

20.	SUBSEQUENT EVENTS

On December 31, 2024, the Company entered into a second amendment agreement to the Zimbabwe SPA to extend the long stop date for closing the acquisition from December 31, 2024 to December 31, 2025.

30.	SUBSEQUENT EVENTS

Direct Placement of Common Shares and Private Placement Warrants

On February 16, 2024, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company agreed to issue and sell, (i) in a registered direct offering, up to an aggregate of 1,487,870 of common shares with no par value  of the Company at a per share purchase price of US$2.20 (the “Registered Offering”), and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,115,903 common shares of the Company at an exercise price of $3.00 per share, for gross proceeds of approximately US$3.01 million, before deducting fees to the placement agent and other estimated offering expenses payable by the Company. The Registered Offering was closed on February 21, 2024.